Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 92.5%
		Basic Materials: 6.2%
1,625,000	(1),(2)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	$ 1,659,905	0.2
1,350,000	(1),(2)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	1,404,513	0.1
2,525,000	(1),(2)	Coeur Mining, Inc., 5.125%, 02/15/2029	2,317,672	0.2
1,900,000	(2)	Compass Minerals International, Inc., 6.750%, 12/01/2027	2,014,465	0.2
2,475,000	(1),(2)	Consolidated Energy Finance S.A., 5.625%, 10/15/2028	2,422,790	0.2
2,025,000	(1),(2)	Constellium SE, 5.625%, 06/15/2028	2,132,254	0.2
2,575,000	(1),(2)	Diamond BC BV, 4.625%, 10/01/2029	2,558,224	0.3
1,700,000	(2)	First Quantum Minerals Ltd., 6.875%, 10/15/2027	1,831,486	0.2
4,080,000		Freeport-McMoRan, Inc., 4.125%, 03/01/2028	4,238,855	0.4
235,000		Freeport-McMoRan, Inc., 4.250%, 03/01/2030	248,262	0.0
950,000		Freeport-McMoRan, Inc., 4.550%, 11/14/2024	1,019,041	0.1
2,250,000	(1),(2)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	2,252,587	0.2
2,200,000	(1),(2)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	2,349,237	0.2
3,200,000	(2)	INEOS Quattro Finance 2 Plc, 3.375%, 01/15/2026	3,215,440	0.3
2,450,000	(2),(3)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 02/15/2026	2,480,564	0.3
1,501,000	(2)	Joseph T Ryerson & Son, Inc., 8.500%, 08/01/2028	1,634,544	0.2
2,375,000	(1),(2)	Kraton Polymers LLC / Kraton Polymers Capital Corp., 4.250%, 12/15/2025	2,461,367	0.2
3,000,000	(1),(2)	LSF11 A5 Holdco LLC, 6.625%, 10/15/2029	2,959,215	0.3
2,650,000	(1),(2)	Novelis Corp., 3.875%, 08/15/2031	2,637,558	0.3
500,000	(2)	Novelis Corp., 4.750%, 01/30/2030	526,490	0.1
1,376,000	(2)	OCI NV, 4.625%, 10/15/2025	1,429,052	0.1
1,350,000	(1)	Olin Corp., 5.125%, 09/15/2027	1,386,788	0.1
2,550,000	(1)	Olin Corp., 5.000%, 02/01/2030	2,681,134	0.3
3,350,000	(2)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	3,509,226	0.4
2,650,000	(1),(2)	Taseko Mines Ltd., 7.000%, 02/15/2026	2,758,756	0.3
1,590,000	(1),(2)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 04/01/2029	1,624,201	0.2
2,475,000	(1),(2)	Tronox, Inc., 4.625%, 03/15/2029	2,476,386	0.3
450,000	(2)	Unifrax Escrow Issuer Corp., 5.250%, 09/30/2028	455,715	0.0
1,675,000	(1),(2)	Unifrax Escrow Issuer Corp., 7.500%, 09/30/2029	1,694,129	0.2
1,375,000	(1),(2)	Venator Finance Sarl / Venator Materials LLC, 5.750%, 07/15/2025	1,321,430	0.1
			61,701,286	6.2

		Communications: 15.4%
2,400,000	(2)	Acuris Finance US, Inc. / Acuris Finance SARL, 5.000%, 05/01/2028	2,391,648	0.2
2,450,000	(1),(2)	Altice France Holding SA, 6.000%, 02/15/2028	2,344,160	0.2
3,200,000	(1),(2)	Altice France SA/France, 5.500%, 10/15/2029	3,157,456	0.3
2,125,000	(2)	Altice France SA/France, 8.125%, 02/01/2027	2,273,803	0.2
2,450,000	(1)	AMC Networks, Inc., 4.250%, 02/15/2029	2,439,122	0.2
2,675,000	(1),(2)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	2,644,344	0.3
3,150,000	(1),(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	3,104,758	0.3
4,425,000		CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	4,559,586	0.5
3,825,000	(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	3,944,436	0.4
2,325,000	(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	2,422,650	0.2
1,550,000	(1),(2)	Clear Channel Outdoor Holdings, Inc., 7.500%, 06/01/2029	1,657,291	0.2
1,325,000	(1),(2)	Clear Channel Outdoor Holdings, Inc., 7.750%, 04/15/2028	1,419,777	0.1
1,025,000	(1),(2)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	1,026,143	0.1
275,000	(2)	CommScope Technologies LLC, 5.000%, 03/15/2027	257,400	0.0
1,275,000	(2)	CommScope, Inc., 4.750%, 09/01/2029	1,269,333	0.1
2,475,000	(1),(2)	CommScope, Inc., 7.125%, 07/01/2028	2,435,190	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
3,575,000	(2)	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026	$ 3,763,045	0.4
2,500,000	(1),(2)	CSC Holdings LLC, 4.625%, 12/01/2030	2,369,850	0.2
1,175,000	(1)	CSC Holdings LLC, 5.250%, 06/01/2024	1,223,445	0.1
1,870,000	(2)	CSC Holdings LLC, 5.750%, 01/15/2030	1,866,662	0.2
1,025,000	(2)	CSC Holdings LLC, 7.500%, 04/01/2028	1,100,937	0.1
900,000	(2)	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/2026	451,035	0.0
600,000	(2)	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 08/15/2027	169,500	0.0
4,230,000	(2)	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.875%, 08/15/2027	4,336,596	0.4
3,350,000	(1)	DISH DBS Corp., 5.125%, 06/01/2029	3,053,927	0.3
825,000	(2)	DISH DBS Corp., 5.250%, 12/01/2026	839,569	0.1
1,475,000	(2)	DISH DBS Corp., 5.750%, 12/01/2028	1,492,516	0.2
1,825,000	(1)	DISH DBS Corp., 7.375%, 07/01/2028	1,850,742	0.2
2,500,000		Embarq Corp., 7.995%, 06/01/2036	2,804,100	0.3
2,849,000	(2)	Audacy Capital Corp., 6.500%, 05/01/2027	2,821,080	0.3
535,000	(2)	Frontier Communications Holdings LLC, 5.000%, 05/01/2028	552,018	0.1
800,000	(1),(2)	Frontier Communications Holdings LLC, 6.000%, 01/15/2030	805,376	0.1
2,425,000	(1),(2)	Frontier Communications Holdings LLC, 6.750%, 05/01/2029	2,525,710	0.3
2,225,000	(2)	GCI LLC, 4.750%, 10/15/2028	2,286,621	0.2
2,475,000	(1),(2)	Gray Escrow II, Inc., 5.375%, 11/15/2031	2,550,599	0.3
2,625,000	(1)	Hughes Satellite Systems Corp., 6.625%, 08/01/2026	2,940,656	0.3
1,025,000	(1),(2)	iHeartCommunications, Inc., 5.250%, 08/15/2027	1,067,127	0.1
3,375,000	(1)	iHeartCommunications, Inc., 8.375%, 05/01/2027	3,562,734	0.4
2,400,000	(2)	ION Trading Technologies Sarl, 5.750%, 05/15/2028	2,475,540	0.2
1,600,000	(1),(2)	LCPR Senior Secured Financing DAC, 5.125%, 07/15/2029	1,610,400	0.2
2,610,000	(2)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	2,743,110	0.3
875,000		Lumen Technologies, Inc., 5.625%, 04/01/2025	926,542	0.1
2,685,000	(1),(2)	McGraw-Hill Education, Inc., 8.000%, 08/01/2029	2,668,232	0.3
2,575,000	(2)	Midas OpCo Holdings LLC, 5.625%, 08/15/2029	2,640,238	0.3
1,900,000	(2)	Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 08/15/2027	1,958,900	0.2
650,000	(2)	Netflix, Inc., 4.875%, 06/15/2030	759,184	0.1
2,775,000		Netflix, Inc., 5.875%, 11/15/2028	3,341,600	0.3
3,575,000	(1),(2)	Radiate Holdco LLC / Radiate Finance, Inc., 6.500%, 09/15/2028	3,596,629	0.4
400,000	(2)	Scripps Escrow II, Inc., 3.875%, 01/15/2029	400,122	0.0
650,000	(1),(2)	Scripps Escrow II, Inc., 5.375%, 01/15/2031	661,534	0.1
2,750,000	(1),(2)	Scripps Escrow, Inc., 5.875%, 07/15/2027	2,891,797	0.3
1,085,000	(2)	Sinclair Television Group, Inc., 4.125%, 12/01/2030	1,029,681	0.1
1,620,000	(1),(2)	Sinclair Television Group, Inc., 5.500%, 03/01/2030	1,573,676	0.2
2,225,000	(2)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	2,315,291	0.2
2,350,000	(2)	Spanish Broadcasting System, Inc., 9.750%, 03/01/2026	2,420,007	0.2
5,495,000		Sprint Corp., 7.125%, 06/15/2024	6,175,940	0.6
1,600,000		Sprint Corp., 7.625%, 03/01/2026	1,922,984	0.2
500,000	(1)	TEGNA, Inc., 4.625%, 03/15/2028	506,433	0.1
850,000	(1),(2)	TEGNA, Inc., 4.750%, 03/15/2026	884,897	0.1
2,400,000	(1)	TEGNA, Inc., 5.000%, 09/15/2029	2,458,344	0.2
1,550,000		Telecom Italia Capital SA, 6.000%, 09/30/2034	1,641,729	0.2
1,775,000	(1)	Telecom Italia Capital SA, 6.375%, 11/15/2033	1,914,018	0.2
975,000	(1),(2)	Univision Communications, Inc., 4.500%, 05/01/2029	986,486	0.1
4,060,000	(2)	Univision Communications, Inc., 6.625%, 06/01/2027	4,378,771	0.4
2,475,000	(2)	Urban One, Inc., 7.375%, 02/01/2028	2,552,851	0.3
1,575,000	(1),(4)	ViacomCBS, Inc., 6.250%, 02/28/2057	1,776,017	0.2
2,250,000	(1),(2)	ViaSat, Inc., 5.625%, 09/15/2025	2,264,006	0.2
500,000	(2)	ViaSat, Inc., 5.625%, 04/15/2027	515,890	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,160,000	(1),(2)	ViaSat, Inc., 6.500%, 07/15/2028	$ 1,164,541	0.1
2,050,000	(2)	Viavi Solutions, Inc., 3.750%, 10/01/2029	2,052,839	0.2
3,800,000	(1),(2)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	3,834,390	0.4
2,200,000	(2)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	2,231,482	0.2
			153,055,043	15.4

		Consumer, Cyclical: 20.9%
2,500,000	(2)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	2,461,450	0.2
2,475,000	(2)	Academy Ltd., 6.000%, 11/15/2027	2,643,783	0.3
2,675,000	(2)	Adams Homes, Inc., 7.500%, 02/15/2025	2,798,277	0.3
3,125,000	(1),(2)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	3,191,531	0.3
665,000	(2)	Adient US LLC, 9.000%, 04/15/2025	707,307	0.1
3,325,000	(2)	Affinity Gaming, 6.875%, 12/15/2027	3,462,721	0.3
625,000	(2)	Allison Transmission, Inc., 3.750%, 01/30/2031	610,484	0.1
2,625,000	(1),(2)	Allison Transmission, Inc., 5.875%, 06/01/2029	2,858,310	0.3
1,145,458		American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	1,125,399	0.1
1,825,000	(1),(2)	American Airlines Group, Inc., 3.750%, 03/01/2025	1,708,373	0.2
3,225,000	(2)	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 04/20/2029	3,453,185	0.3
2,900,000	(2)	Arko Corp., 5.125%, 11/15/2029	2,806,301	0.3
1,375,000		Asbury Automotive Group, Inc., 4.500%, 03/01/2028	1,404,473	0.1
545,000	(2)	Asbury Automotive Group, Inc., 4.625%, 11/15/2029	556,129	0.1
1,305,000		Asbury Automotive Group, Inc., 4.750%, 03/01/2030	1,328,183	0.1
525,000	(2),(3)	BCPE Ulysses Intermediate, Inc., 7.750% (PIK Rate 8.500%, Cash Rate 7.750%), 04/01/2027	518,962	0.1
2,300,000	(2)	Boyd Gaming Corp., 4.750%, 06/15/2031	2,350,013	0.2
850,000	(2)	Boyd Gaming Corp., 8.625%, 06/01/2025	911,812	0.1
1,520,000	(2)	Boyne USA, Inc., 4.750%, 05/15/2029	1,568,207	0.2
2,825,000	(1),(2)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	2,830,918	0.3
2,325,000	(2)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	2,443,342	0.2
2,475,000	(2)	Carnival Corp., 7.625%, 03/01/2026	2,597,649	0.3
1,150,000	(2)	Carnival Corp., 9.875%, 08/01/2027	1,315,312	0.1
2,525,000	(2)	CCM Merger, Inc., 6.375%, 05/01/2026	2,636,618	0.3
1,975,000	(2)	Century Communities, Inc., 3.875%, 08/15/2029	1,992,647	0.2
2,325,000	(2)	Cinemark USA, Inc., 8.750%, 05/01/2025	2,467,011	0.2
1,175,000	(2)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	1,284,019	0.1
455,000	(1)	Delta Air Lines, Inc., 7.375%, 01/15/2026	536,152	0.1
1,850,000	(1),(2)	Foot Locker, Inc., 4.000%, 10/01/2029	1,855,827	0.2
3,500,000		Ford Motor Credit Co. LLC, 2.700%, 08/10/2026	3,535,000	0.4
2,100,000	(1)	Ford Motor Credit Co. LLC, 3.625%, 06/17/2031	2,214,135	0.2
2,550,000	(1)	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	2,755,581	0.3
2,875,000		Ford Motor Credit Co. LLC, 4.542%, 08/01/2026	3,126,002	0.3
2,300,000	(1)	Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	2,617,319	0.3
3,000,000		Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	3,236,265	0.3
2,625,000	(1),(2)	Foundation Building Materials, Inc., 6.000%, 03/01/2029	2,582,751	0.3
2,275,000	(1),(2)	Gap, Inc./The, 3.875%, 10/01/2031	2,247,450	0.2
1,795,000	(2)	Golden Entertainment, Inc., 7.625%, 04/15/2026	1,883,628	0.2
2,075,000	(2)	Installed Building Products, Inc., 5.750%, 02/01/2028	2,161,050	0.2
2,550,000	(1),(2)	Interface, Inc., 5.500%, 12/01/2028	2,674,886	0.3
1,375,000	(1),(2)	IRB Holding Corp., 6.750%, 02/15/2026	1,402,232	0.1
3,475,000		Bath & Body Works, Inc., 6.750%, 07/01/2036	4,296,699	0.4
308,000	(2)	Bath & Body Works, Inc., 9.375%, 07/01/2025	376,068	0.0
2,400,000	(2)	LBM Acquisition LLC, 6.250%, 01/15/2029	2,376,384	0.2
3,125,000	(2)	LCM Investments Holdings II LLC, 4.875%, 05/01/2029	3,216,484	0.3
2,275,000	(2)	LGI Homes, Inc, 4.000%, 07/15/2029	2,269,824	0.2
3,025,000	(1),(2)	Lions Gate Capital Holdings LLC, 5.500%, 04/15/2029	3,083,307	0.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
700,000		M/I Homes, Inc., 3.950%, 02/15/2030	$ 690,561	0.1
2,075,000		M/I Homes, Inc., 4.950%, 02/01/2028	2,166,030	0.2
1,125,000	(1)	Macy's Retail Holdings LLC, 4.500%, 12/15/2034	1,112,642	0.1
1,475,000		Mattel, Inc., 5.450%, 11/01/2041	1,762,876	0.2
2,300,000	(2)	Melco Resorts Finance Ltd., 5.375%, 12/04/2029	2,234,565	0.2
1,750,000		Meritage Homes Corp., 5.125%, 06/06/2027	1,929,953	0.2
3,250,000	(2)	Meritor, Inc., 4.500%, 12/15/2028	3,263,049	0.3
600,000		MGM Resorts International, 5.500%, 04/15/2027	639,648	0.1
675,000		MGM Resorts International, 6.000%, 03/15/2023	706,229	0.1
2,625,000	(2)	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 05/01/2029	2,642,115	0.3
1,925,000		Murphy Oil USA, Inc., 4.750%, 09/15/2029	2,028,825	0.2
450,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	468,486	0.0
1,975,000	(1),(2)	Penn National Gaming, Inc., 4.125%, 07/01/2029	1,918,742	0.2
1,650,000	(1),(2)	Penn National Gaming, Inc., 5.625%, 01/15/2027	1,684,807	0.2
3,600,000	(1),(2)	PetSmart, Inc. / PetSmart Finance Corp., 7.750%, 02/15/2029	3,916,854	0.4
1,965,000	(2)	Picasso Finance Sub, Inc., 6.125%, 06/15/2025	2,055,419	0.2
3,250,000	(1),(2)	Real Hero Merger Sub 2, Inc., 6.250%, 02/01/2029	3,249,496	0.3
1,150,000	(1),(2)	Royal Caribbean Cruises Ltd., 5.500%, 04/01/2028	1,165,272	0.1
655,000	(2)	Royal Caribbean Cruises Ltd., 9.125%, 06/15/2023	693,485	0.1
1,357,000	(2)	Royal Caribbean Cruises Ltd., 11.500%, 06/01/2025	1,521,557	0.2
2,400,000	(2)	Scientific Games International, Inc., 7.000%, 05/15/2028	2,559,984	0.3
1,000,000	(2)	Scientific Games International, Inc., 8.250%, 03/15/2026	1,053,775	0.1
950,000	(2)	Scientific Games International, Inc., 8.625%, 07/01/2025	1,015,265	0.1
2,150,000	(2)	Scotts Miracle-Gro Co/The, 4.375%, 02/01/2032	2,147,882	0.2
2,575,000	(1),(2)	Shea Homes L.P. / Shea Homes Funding Corp., 4.750%, 04/01/2029	2,627,865	0.3
2,250,000	(2)	Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.500%, 11/28/2025	2,317,253	0.2
2,950,000	(2)	Sonic Automotive, Inc., 4.625%, 11/15/2029	2,983,025	0.3
3,500,000	(1),(2)	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 09/30/2026	3,671,798	0.4
2,350,000	(2)	Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/01/2027	2,400,572	0.2
2,425,000	(1),(2)	SRS Distribution, Inc., 6.125%, 07/01/2029	2,474,810	0.3
1,040,000	(2)	SRS Distribution, Inc., 6.000%, 12/01/2029	1,046,828	0.1
3,900,000	(1),(2)	Staples, Inc., 10.750%, 04/15/2027	3,679,806	0.4
2,550,000	(1),(2)	Station Casinos LLC, 4.500%, 02/15/2028	2,569,431	0.3
2,425,000	(2)	STL Holding Co. LLC, 7.500%, 02/15/2026	2,567,469	0.3
2,150,000	(1),(2)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	2,157,407	0.2
1,975,000	(1)	Tri Pointe Homes, Inc., 5.700%, 06/15/2028	2,175,226	0.2
1,850,000	(1)	United Airlines Holdings, Inc., 4.875%, 01/15/2025	1,905,130	0.2
800,000	(2)	United Airlines, Inc., 4.375%, 04/15/2026	835,240	0.1
1,800,000	(2)	United Airlines, Inc., 4.625%, 04/15/2029	1,859,994	0.2
2,650,000	(2)	Univar Solutions USA, Inc./Washington, 5.125%, 12/01/2027	2,768,945	0.3
2,823,920		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	2,963,261	0.3
2,800,000	(2)	Victoria's Secret & Co., 4.625%, 07/15/2029	2,867,284	0.3
3,200,000	(1),(2)	Viking Cruises Ltd., 5.875%, 09/15/2027	3,050,240	0.3
1,055,000	(1),(2)	Viking Cruises Ltd., 13.000%, 05/15/2025	1,195,457	0.1
450,000	(1),(2)	VOC Escrow Ltd., 5.000%, 02/15/2028	446,153	0.0
2,800,000	(1),(2)	Wheel Pros, Inc., 6.500%, 05/15/2029	2,691,934	0.3
2,300,000	(1),(2)	White Cap Buyer LLC, 6.875%, 10/15/2028	2,401,016	0.2
1,025,000	(1),(2),(3)	White Cap Parent LLC, 8.250% (PIK Rate 9.000%, Cash Rate 8.250%), 03/15/2026	1,053,141	0.1
2,075,000	(2)	William Carter Co/The, 5.625%, 03/15/2027	2,147,106	0.2
1,190,000	(2)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	1,230,395	0.1
2,370,000	(2)	Wolverine World Wide, Inc., 4.000%, 08/15/2029	2,307,870	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,800,000	(1),(2)	Wyndham Hotels & Resorts, Inc., 4.375%, 08/15/2028	$ 1,856,925	0.2
			207,358,558	20.9

		Consumer, Non-cyclical: 15.7%
3,000,000	(2)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	3,157,620	0.3
2,525,000	(1),(2)	ACCO Brands Corp., 4.250%, 03/15/2029	2,509,888	0.3
3,195,000	(1),(2)	ADT Security Corp./The, 4.125%, 08/01/2029	3,152,842	0.3
2,125,000	(1),(2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	2,132,841	0.2
925,000	(2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	1,000,165	0.1
2,250,000	(1),(2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	2,388,105	0.2
1,100,000	(1),(2)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.000%, 06/01/2029	1,071,416	0.1
1,000,000	(2)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	1,050,475	0.1
2,800,000	(2)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	2,994,852	0.3
3,025,000	(2)	Alta Equipment Group, Inc., 5.625%, 04/15/2026	3,114,555	0.3
700,000	(2)	AMN Healthcare, Inc., 4.000%, 04/15/2029	710,629	0.1
2,450,000	(1),(2)	AMN Healthcare, Inc., 4.625%, 10/01/2027	2,541,875	0.3
1,375,000	(2)	APi Escrow Corp., 4.750%, 10/15/2029	1,404,604	0.1
950,000	(2)	APi Group DE, Inc., 4.125%, 07/15/2029	956,151	0.1
4,275,000	(2)	Bausch Health Americas, Inc., 8.500%, 01/31/2027	4,494,927	0.5
750,000	(2)	Bausch Health Cos, Inc., 4.875%, 06/01/2028	766,357	0.1
3,210,000	(1),(2)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	2,829,775	0.3
1,950,000	(2)	Bausch Health Cos, Inc., 7.000%, 01/15/2028	1,943,009	0.2
525,000	(1),(2)	Block, Inc., 2.750%, 06/01/2026	526,315	0.1
1,550,000	(1),(2)	Block, Inc., 3.500%, 06/01/2031	1,591,432	0.2
1,300,000	(1),(2)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	1,352,000	0.1
1,375,000	(1)	Centene Corp., 2.500%, 03/01/2031	1,340,873	0.1
1,140,000		Centene Corp., 2.625%, 08/01/2031	1,119,098	0.1
3,450,000		Centene Corp., 4.625%, 12/15/2029	3,726,656	0.4
2,800,000	(2)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	2,838,976	0.3
820,000	(2)	Chobani LLC / Chobani Finance Corp., Inc., 4.625%, 11/15/2028	843,698	0.1
2,325,000	(2)	Chobani LLC / Chobani Finance Corp., Inc., 7.500%, 04/15/2025	2,396,017	0.2
1,050,000	(2)	CHS/Community Health Systems, Inc., 4.750%, 02/15/2031	1,060,888	0.1
1,525,000	(1),(2)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	1,615,814	0.2
2,650,000	(2)	CHS/Community Health Systems, Inc., 6.625%, 02/15/2025	2,745,758	0.3
3,425,000	(1),(2)	CHS/Community Health Systems, Inc., 6.875%, 04/15/2029	3,494,459	0.3
3,450,000	(2)	CoreLogic, Inc., 4.500%, 05/01/2028	3,442,117	0.3
2,350,000	(2)	CPI Acquisition, Inc., 8.625%, 03/15/2026	2,488,145	0.2
900,000	(2)	DaVita, Inc., 3.750%, 02/15/2031	878,526	0.1
1,600,000	(1),(2)	DaVita, Inc., 4.625%, 06/01/2030	1,640,896	0.2
615,000		Encompass Health Corp., 4.625%, 04/01/2031	626,694	0.1
829,000	(2)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.000%, 06/30/2028	618,873	0.1
542,000	(1),(2)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.500%, 07/31/2027	552,276	0.1
2,085,000	(2)	Graham Holdings Co., 5.750%, 06/01/2026	2,167,879	0.2
5,000,000		HCA, Inc., 5.375%, 02/01/2025	5,501,500	0.6
1,125,000		HCA, Inc., 5.625%, 09/01/2028	1,316,441	0.1
1,700,000	(1),(2)	Jazz Securities DAC, 4.375%, 01/15/2029	1,763,189	0.2
1,957,000	(2)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	2,103,286	0.2
1,150,000	(1)	Kraft Heinz Foods Co., 4.375%, 06/01/2046	1,349,582	0.1
2,477,000	(1)	Kraft Heinz Foods Co., 5.000%, 07/15/2035	3,035,134	0.3
1,200,000	(1)	Kraft Heinz Foods Co., 5.500%, 06/01/2050	1,628,148	0.2
3,270,000	(1),(2)	Lamb Weston Holdings, Inc., 4.125%, 01/31/2030	3,361,298	0.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,875,000	(1),(2)	Legacy LifePoint Health LLC, 4.375%, 02/15/2027	$ 1,891,069	0.2
900,000	(1),(2)	LifePoint Health, Inc., 5.375%, 01/15/2029	896,796	0.1
2,250,000	(2)	Mozart Debt Merger Sub, Inc., 3.875%, 04/01/2029	2,246,558	0.2
2,320,000	(1),(2)	Mozart Debt Merger Sub, Inc., 5.250%, 10/01/2029	2,356,470	0.2
2,150,000	(1),(2)	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028	2,047,907	0.2
2,525,000	(2)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	2,611,544	0.3
1,450,000		New Albertsons L.P., 7.450%, 08/01/2029	1,685,509	0.2
500,000	(2)	Nielsen Finance LLC / Nielsen Finance Co., 4.750%, 07/15/2031	494,508	0.0
2,225,000	(2)	Nielsen Finance LLC / Nielsen Finance Co., 5.875%, 10/01/2030	2,352,493	0.2
2,500,000	(1),(2)	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	2,616,188	0.3
1,853,000	(2)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	1,896,416	0.2
610,000	(2)	PECF USS Intermediate Holding III Corp., 8.000%, 11/15/2029	632,594	0.1
625,000	(2)	Pilgrim's Pride Corp., 3.500%, 03/01/2032	632,288	0.1
1,250,000	(1),(2)	Pilgrim's Pride Corp., 4.250%, 04/15/2031	1,314,431	0.1
2,375,000	(2)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	2,510,351	0.3
1,325,000	(2)	Post Holdings, Inc., 4.625%, 04/15/2030	1,351,911	0.1
2,850,000	(1),(2)	Post Holdings, Inc., 5.625%, 01/15/2028	3,025,076	0.3
2,525,000	(2)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	2,503,891	0.3
3,275,000	(1),(2)	Select Medical Corp., 6.250%, 08/15/2026	3,473,203	0.3
2,500,000	(2)	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	2,466,675	0.2
1,250,000	(1),(2)	Spectrum Brands, Inc., 3.875%, 03/15/2031	1,236,219	0.1
1,150,000	(2)	Spectrum Brands, Inc., 5.500%, 07/15/2030	1,235,054	0.1
1,425,000	(1),(2)	Tenet Healthcare Corp., 4.250%, 06/01/2029	1,449,610	0.1
2,950,000	(1),(2)	Tenet Healthcare Corp., 6.125%, 10/01/2028	3,121,852	0.3
3,500,000		Tenet Healthcare Corp., 6.750%, 06/15/2023	3,744,860	0.4
2,965,000	(2)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	2,847,912	0.3
2,750,000	(1),(2)	United Natural Foods, Inc., 6.750%, 10/15/2028	2,948,756	0.3
765,000		United Rentals North America, Inc., 3.750%, 01/15/2032	771,455	0.1
1,650,000		United Rentals North America, Inc., 4.875%, 01/15/2028	1,736,790	0.2
450,000	(1)	United Rentals North America, Inc., 5.250%, 01/15/2030	487,762	0.0
1,950,000	(2)	Vizient, Inc., 6.250%, 05/15/2027	2,037,263	0.2
			155,969,465	15.7

		Energy: 14.9%
3,600,000	(2)	Aethon United BR L.P. / Aethon United Finance Corp., 8.250%, 02/15/2026	3,871,296	0.4
1,475,000	(2)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	1,558,632	0.2
2,075,000	(2)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	2,152,294	0.2
2,325,000	(1),(2)	Antero Resources Corp., 5.375%, 03/01/2030	2,489,343	0.2
431,000	(2)	Antero Resources Corp., 7.625%, 02/01/2029	479,093	0.0
2,850,000		Apache Corp., 4.375%, 10/15/2028	3,104,861	0.3
1,225,000		Apache Corp., 5.100%, 09/01/2040	1,386,185	0.1
1,475,000	(1),(2)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	1,540,106	0.2
1,050,000	(2)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	1,103,550	0.1
1,900,000	(1),(2)	Atlantica Sustainable Infrastructure PLC, 4.125%, 06/15/2028	1,916,976	0.2
1,529,000	(2)	Baytex Energy Corp., 5.625%, 06/01/2024	1,530,927	0.2
2,425,000	(1),(2)	Baytex Energy Corp., 8.750%, 04/01/2027	2,542,612	0.3
2,400,000	(2)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 07/15/2026	2,479,200	0.2
1,050,000	(2)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/2025	1,114,092	0.1
2,570,000	(1)	Callon Petroleum Co., 6.125%, 10/01/2024	2,534,123	0.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,225,000	(2)	CNX Midstream Partners L.P., 4.750%, 04/15/2030	$ 1,222,483	0.1
600,000	(2)	CNX Resources Corp., 6.000%, 01/15/2029	624,843	0.1
2,850,000	(2)	CNX Resources Corp., 7.250%, 03/14/2027	3,025,931	0.3
1,310,000	(1),(2)	Colgate Energy Partners III LLC, 5.875%, 07/01/2029	1,351,160	0.1
2,850,000	(1),(2)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 02/01/2029	2,964,427	0.3
1,425,000		DCP Midstream Operating L.P., 5.125%, 05/15/2029	1,612,266	0.2
955,000		DCP Midstream Operating L.P., 5.375%, 07/15/2025	1,044,445	0.1
200,000		DCP Midstream Operating L.P., 5.600%, 04/01/2044	249,084	0.0
2,225,000		DCP Midstream Operating L.P., 5.625%, 07/15/2027	2,516,475	0.2
2,100,000	(1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	2,156,910	0.2
1,075,000	(2)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	1,119,526	0.1
1,100,000	(2)	DT Midstream, Inc., 4.125%, 06/15/2029	1,127,956	0.1
2,050,000	(2)	DT Midstream, Inc., 4.375%, 06/15/2031	2,135,157	0.2
2,400,000	(1),(2)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	2,496,408	0.2
4,275,000	(1)	EnLink Midstream LLC, 5.375%, 06/01/2029	4,378,370	0.4
2,650,000	(2)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	2,739,305	0.3
975,000	(1)	EQM Midstream Partners L.P., 5.500%, 07/15/2028	1,066,572	0.1
1,200,000	(2)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	1,306,344	0.1
275,000	(1),(2)	EQT Corp., 3.125%, 05/15/2026	282,635	0.0
275,000	(1),(2)	EQT Corp., 3.625%, 05/15/2031	285,740	0.0
500,000	(1)	EQT Corp., 5.000%, 01/15/2029	554,462	0.1
1,550,000	(2)	Hess Midstream Operations L.P., 4.250%, 02/15/2030	1,541,018	0.2
1,475,000	(1),(2)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	1,537,997	0.2
1,150,000	(2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	1,186,944	0.1
1,550,000	(2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	1,606,188	0.2
2,625,000	(1),(2)	Howard Midstream Energy Partners LLC, 6.750%, 01/15/2027	2,693,066	0.3
2,925,000	(2)	Independence Energy Finance LLC, 7.250%, 05/01/2026	3,042,249	0.3
4,100,000	(2)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	3,837,764	0.4
1,550,000	(1)	Murphy Oil Corp., 5.875%, 12/01/2027	1,602,801	0.2
1,775,000	(1)	Murphy Oil Corp., 6.375%, 07/15/2028	1,889,239	0.2
1,800,000	(2)	Nabors Industries Ltd., 7.500%, 01/15/2028	1,631,547	0.2
1,115,000		Nabors Industries, Inc., 5.100%, 09/15/2023	1,132,756	0.1
925,000	(1),(2)	Nabors Industries, Inc., 7.375%, 05/15/2027	958,476	0.1
2,425,000	(1),(2)	Oasis Petroleum, Inc., 6.375%, 06/01/2026	2,549,815	0.3
5,000,000		Occidental Petroleum Corp., 4.200%, 03/15/2048	5,008,100	0.5
3,745,000		Occidental Petroleum Corp., 5.500%, 12/01/2025	4,158,354	0.4
4,975,000	(1)	Occidental Petroleum Corp., 6.625%, 09/01/2030	6,164,921	0.6
2,375,000		Occidental Petroleum Corp., 8.500%, 07/15/2027	2,965,188	0.3
2,275,000	(2)	Rockcliff Energy II LLC, 5.500%, 10/15/2029	2,347,038	0.2
540,000	(1)	Southwestern Energy Co., 4.750%, 02/01/2032	569,722	0.1
2,950,000		Southwestern Energy Co., 5.375%, 02/01/2029	3,123,799	0.3
625,000	(1)	Southwestern Energy Co., 5.375%, 03/15/2030	670,775	0.1
2,584,000	(2)	Strathcona Resources Ltd., 6.875%, 08/01/2026	2,542,553	0.3
2,450,000	(2)	SunCoke Energy, Inc., 4.875%, 06/30/2029	2,441,437	0.2
825,000		Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	839,206	0.1
2,050,000	(1),(2)	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 04/30/2030	2,104,182	0.2
1,275,000	(2)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	1,265,648	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,650,000	(2)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 7.500%, 10/01/2025	$ 1,787,800	0.2
3,575,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	3,888,456	0.4
2,050,000	(2)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	1,982,945	0.2
3,350,000	(2)	Transocean, Inc., 7.500%, 01/15/2026	2,499,234	0.2
1,225,000	(2)	Venture Global Calcasieu Pass LLC, 3.875%, 08/15/2029	1,272,977	0.1
1,900,000	(2)	Venture Global Calcasieu Pass LLC, 4.125%, 08/15/2031	2,017,287	0.2
2,425,000	(2)	Vine Energy Holdings LLC, 6.750%, 04/15/2029	2,635,381	0.3
1,625,000	(2)	Viper Energy Partners L.P., 5.375%, 11/01/2027	1,680,445	0.2
2,525,000	(1),(2)	Weatherford International Ltd., 8.625%, 04/30/2030	2,625,508	0.3
3,225,000		Western Midstream Operating L.P., 5.450%, 04/01/2044	3,858,455	0.4
			147,723,060	14.9

		Financial: 6.8%
1,825,000		Ally Financial, Inc., 5.750%, 11/20/2025	2,060,161	0.2
2,425,000	(2)	AmWINS Group, Inc., 4.875%, 06/30/2029	2,453,409	0.2
2,425,000	(2)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	2,491,105	0.3
2,050,000	(2)	AssuredPartners, Inc., 5.625%, 01/15/2029	1,997,059	0.2
2,575,000	(2)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	2,533,555	0.3
3,200,000	(2)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	3,428,560	0.3
950,000	(2)	Freedom Mortgage Corp., 6.625%, 01/15/2027	929,613	0.1
1,300,000	(2)	Freedom Mortgage Corp., 7.625%, 05/01/2026	1,328,990	0.1
2,075,000	(2)	Freedom Mortgage Corp., 8.250%, 04/15/2025	2,126,439	0.2
690,000	(2)	Iron Mountain, Inc., 5.000%, 07/15/2028	710,013	0.1
1,075,000	(2)	Iron Mountain, Inc., 5.250%, 07/15/2030	1,134,788	0.1
920,000	(2)	Iron Mountain, Inc., 5.625%, 07/15/2032	985,912	0.1
2,550,000	(1),(2)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	2,618,098	0.3
1,050,000	(2)	LPL Holdings, Inc., 4.000%, 03/15/2029	1,076,686	0.1
650,000	(2)	LPL Holdings, Inc., 4.375%, 05/15/2031	665,834	0.1
2,075,000	(2)	LPL Holdings, Inc., 4.625%, 11/15/2027	2,150,603	0.2
1,285,000	(2)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 4.625%, 06/15/2025	1,371,519	0.1
1,775,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	1,899,223	0.2
1,000,000	(2)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	1,004,120	0.1
2,300,000	(2)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	2,401,683	0.2
700,000		MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	708,953	0.1
2,350,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	2,461,578	0.2
2,600,000	(1),(2)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	2,571,244	0.3
3,000,000	(1)	Navient Corp., 4.875%, 03/15/2028	2,997,015	0.3
1,625,000		Navient Corp., 5.000%, 03/15/2027	1,658,922	0.2
540,000		Navient Corp., 7.250%, 09/25/2023	582,725	0.1
1,050,000	(1)	OneMain Finance Corp., 4.000%, 09/15/2030	1,034,302	0.1
3,525,000	(1)	OneMain Finance Corp., 5.375%, 11/15/2029	3,837,844	0.4
2,575,000	(1),(2)	PRA Group, Inc., 5.000%, 10/01/2029	2,585,326	0.3
3,050,000	(1),(2)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/2029	3,130,901	0.3
2,500,000	(1)	SBA Communications Corp., 3.875%, 02/15/2027	2,578,313	0.3
2,350,000	(2)	United Wholesale Mortgage LLC, 5.750%, 06/15/2027	2,358,225	0.2
925,000	(1),(2)	Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.000%, 01/15/2030	891,469	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,875,000	(1),(2)	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 6.500%, 02/15/2029	$ 1,871,400	0.2
2,300,000	(1),(2)	XHR L.P., 4.875%, 06/01/2029	2,344,183	0.2
			66,979,770	6.8

		Industrial: 8.8%
3,725,000	(2),(3)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/2027	3,840,624	0.4
2,950,000	(2)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	3,071,230	0.3
800,000	(2)	Builders FirstSource, Inc., 4.250%, 02/01/2032	829,608	0.1
1,875,000	(1),(2)	Builders FirstSource, Inc., 5.000%, 03/01/2030	2,014,331	0.2
3,150,000	(2)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	3,211,078	0.3
3,525,000	(2)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	3,622,343	0.4
1,570,000	(2)	Clark Equipment Co., 5.875%, 06/01/2025	1,635,445	0.2
700,000	(2)	Clean Harbors, Inc., 4.875%, 07/15/2027	721,700	0.1
800,000	(2)	Clean Harbors, Inc., 5.125%, 07/15/2029	850,020	0.1
2,800,000	(2)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	2,858,996	0.3
2,550,000	(1),(2)	GFL Environmental, Inc., 4.000%, 08/01/2028	2,503,322	0.2
685,000	(2)	GFL Environmental, Inc., 4.375%, 08/15/2029	679,616	0.1
1,800,000	(2)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	1,847,655	0.2
2,525,000	(1),(2)	GrafTech Finance, Inc., 4.625%, 12/15/2028	2,567,382	0.3
2,825,000	(2)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	2,928,113	0.3
2,325,000	(1),(2)	Granite US Holdings Corp., 11.000%, 10/01/2027	2,530,763	0.2
2,450,000	(2)	II-VI, Inc., 5.000%, 12/15/2029	2,507,085	0.2
2,925,000	(1),(2)	Imola Merger Corp., 4.750%, 05/15/2029	3,006,505	0.3
1,025,000	(2),(3)	Intelligent Packaging Holdco Issuer L.P., 9.000% (PIK Rate 9.750%, Cash Rate 9.000%), 01/15/2026	1,073,006	0.1
2,875,000	(2)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	2,961,250	0.3
2,225,000	(2)	Koppers, Inc., 6.000%, 02/15/2025	2,266,229	0.2
1,455,000	(2)	Maxar Space Robotics LLC, 9.750%, 12/31/2023	1,569,239	0.1
2,850,000	(2)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	3,053,533	0.3
3,815,000	(2)	PGT Innovations, Inc., 4.375%, 10/01/2029	3,840,618	0.4
2,000,000	(2)	Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029	2,042,500	0.2
2,400,000	(2)	Rolls-Royce PLC, 5.750%, 10/15/2027	2,656,560	0.3
2,054,000	(2)	Sensata Technologies, Inc., 3.750%, 02/15/2031	2,049,656	0.2
2,225,000	(1)	Silgan Holdings, Inc., 4.125%, 02/01/2028	2,275,752	0.2
3,025,000	(1),(2)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	2,919,125	0.3
825,000	(2)	Standard Industries, Inc./NJ, 4.375%, 07/15/2030	843,381	0.1
2,415,000	(2)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	2,577,409	0.3
1,800,000	(2)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	1,887,948	0.2
1,875,000	(2)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	1,948,256	0.2
1,729,000	(1),(2)	TK Elevator Holdco GmbH, 7.625%, 07/15/2028	1,854,638	0.2
1,875,000	(1)	TransDigm, Inc., 4.625%, 01/15/2029	1,872,169	0.2
1,640,000		TransDigm, Inc., 5.500%, 11/15/2027	1,692,111	0.2
2,275,000		TransDigm, Inc., 6.375%, 06/15/2026	2,340,406	0.2
2,070,000	(2)	Vertiv Group Corp., 4.125%, 11/15/2028	2,094,250	0.2
2,325,000	(2)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	2,398,261	0.2
			87,442,113	8.8

		Technology: 2.9%
2,925,000	(2)	Austin BidCo, Inc., 7.125%, 12/15/2028	3,024,216	0.3
1,625,000	(2)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	1,655,769	0.2
550,000	(2)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	568,876	0.1
400,000	(2)	CA Magnum Holdings, 5.375%, 10/31/2026	414,500	0.0
2,300,000	(2)	Castle US Holding Corp., 9.500%, 02/15/2028	2,401,004	0.2
2,125,000	(2)	Consensus Cloud Solutions, Inc., 6.500%, 10/15/2028	2,223,643	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
2,450,000	(1),(2)	NCR Corp., 5.125%, 04/15/2029	$ 2,540,675	0.3
375,000	(2)	Open Text Corp., 3.875%, 02/15/2028	382,796	0.0
2,150,000	(1),(2)	Open Text Holdings, Inc., 4.125%, 02/15/2030	2,217,811	0.2
1,125,000	(2)	OpenText Corp., 3.875%, 12/01/2029	1,140,930	0.1
2,500,000	(1),(2)	Playtika Holding Corp., 4.250%, 03/15/2029	2,453,788	0.2
2,675,000	(1),(2)	Rackspace Technology Global, Inc., 5.375%, 12/01/2028	2,611,977	0.3
1,900,000	(1),(2)	ROBLOX Corp., 3.875%, 05/01/2030	1,930,419	0.2
3,000,000	(1),(2)	Rocket Software, Inc., 6.500%, 02/15/2029	2,931,015	0.3
2,515,000	(2)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 09/01/2025	2,606,307	0.3
			29,103,726	2.9

		Utilities: 0.9%
325,000	(2)	Clearway Energy Operating LLC, 3.750%, 01/15/2032	323,029	0.0
2,350,000	(1),(2)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	2,473,892	0.3
2,300,000	(2)	Drax Finco PLC, 6.625%, 11/01/2025	2,377,475	0.2
385,000	(2)	NRG Energy, Inc., 3.375%, 02/15/2029	377,814	0.0
557,000		NRG Energy, Inc., 6.625%, 01/15/2027	579,726	0.1
800,000	(2)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	827,188	0.1
1,750,000	(2)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	1,804,714	0.2
			8,763,838	0.9

	Total Corporate Bonds/Notes
	(Cost $882,401,327)		918,096,859	92.5

BANK LOANS: 0.8%
		Business Equipment & Services: 0.1%
1,300,000		Ascend Learning LLC, 6.250%, (US0003M + 0.058%), 12/10/2029	1,296,750	0.1

		Consumer, Cyclical: 0.5%
2,600,000		AP Core Holdings II LLC TL B2 1L, 6.250%, (US0001M + 5.500%), 09/01/2027	2,608,125	0.3
2,459,577		Golden Nugget LLC TL B 1L, 3.250%, (US0001M + 2.500%), 10/04/2023	2,447,837	0.2
			5,055,962	0.5

		Health Care: 0.1%
633,580		Bausch Health Companies, Inc. 2018 Term Loan B, 3.104%, (US0001M + 3.000%), 06/02/2025	631,557	0.1

		Technology: 0.1%
770,000		BMC Software TL 2L, 5.601%, (US0001M + 5.500%), 03/30/2026	778,085	0.1

	Total Bank Loans
	(Cost $7,595,978)		7,762,354	0.8

CONVERTIBLE BONDS/NOTES: 0.1%
		Communications: 0.1%
625,000		DISH Network Corp., 3.375%, 08/15/2026	593,158	0.1

	Total Convertible Bonds/Notes
	(Cost $619,800)		593,158	0.1

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.3%
		Consumer Staples: 0.3%
120,298	(5),(6)	Southeastern Grocers, Inc.	2,827,003	0.3

	Total Common Stock
	(Cost $848,084)		2,827,003	0.3

	Total Long-Term Investments
	(Cost $891,465,189)		929,279,374	93.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 24.8%
		Commercial Paper: 1.4%
4,000,000		American Electric Power Co., 0.310%, 02/14/2022	3,998,475	0.4
3,000,000		AT&T, Inc., 0.440%, 04/12/2022	2,996,311	0.3
3,500,000		Duke Energy Corp., 0.270%, 02/10/2022	3,498,932	0.4
3,000,000		Waste Management, Inc., 0.360%, 03/03/2022	2,998,171	0.3

	Total Commercial Paper
	(Cost $13,492,732)		13,491,889	1.4

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements: 18.2%
8,897,433	(7)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 12/31/21, 0.06%, due 01/03/22 (Repurchase Amount $8,897,477, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $9,075,385, due 07/31/22-07/20/71)	$ 8,897,433	0.9
11,451,401	(7)	Bethesda Securities LLC, Repurchase Agreement dated 12/31/21, 0.09%, due 01/03/22 (Repurchase Amount $11,451,486, collateralized by various U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $11,680,429, due 01/01/25-12/01/51)	11,451,401	1.2
47,900,000	(7)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/21, 0.05%, due 01/03/22 (Repurchase Amount $47,900,197, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $48,858,000, due 02/01/22-07/20/71)	47,900,000	4.8
22,317,783	(7)	Citadel Securities LLC, Repurchase Agreement dated 12/31/21, 0.07%, due 01/03/22 (Repurchase Amount $22,317,911, collateralized by various U.S. Government Securities, 0.000%-7.250%, Market Value plus accrued interest $22,764,272, due 01/04/22-11/15/51)	22,317,783	2.3
8,249,480	(7)	ED&F Man Capital Markets Inc., Repurchase Agreement dated 12/31/21, 0.06%, due 01/03/22 (Repurchase Amount $8,249,521, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-5.500%, Market Value plus accrued interest $8,414,470, due 11/01/23-11/15/51)	8,249,480	0.8
10,576,396	(7)	Industrial & Comm. Bank of China, Repurchase Agreement dated 12/31/21, 0.05%, due 01/03/22 (Repurchase Amount $10,576,439, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $10,787,924, due 01/13/22-11/01/50)	10,576,396	1.1
26,630,291	(7)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 12/31/21, 0.06%, due 01/03/22 (Repurchase Amount $26,630,422, collateralized by various U.S. Government Agency Obligations, 0.550%-7.500%, Market Value plus accrued interest $27,163,033, due 01/01/23-10/20/71)	26,630,291	2.7
29,002,006	(7)	RBC Dominion Securities Inc., Repurchase Agreement dated 12/31/21, 0.05%, due 01/03/22 (Repurchase Amount $29,002,125, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $29,582,046, due 05/15/22-12/01/51)	29,002,006	2.9

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
15,026,961	(7)	Stonex Financial Inc., Repurchase Agreement dated 12/31/21, 0.09%, due 01/03/22 (Repurchase Amount $15,027,072, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $15,327,504, due 01/13/22-11/20/71)	$ 15,026,961	1.5

	Total Repurchase Agreements
	(Cost $180,051,751)		180,051,751	18.2

		Time Deposits: 0.8%
5,730,000	(7)	Mizuho Bank LTD, 0.070%, 01/03/2022	5,730,000	0.6
2,510,000	(7)	Mizuho Bank LTD, 0.070%, 01/03/2022	2,510,000	0.2

	Total Time Deposits
	(Cost $8,240,000)		8,240,000	0.8

Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.4%
32,184,000	(7),(8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	32,184,000	3.2
5,861,000	(7),(8)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.020%	5,861,000	0.6
5,861,000	(7),(8)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	5,861,000	0.6
	Total Mutual Funds
	(Cost $43,906,000)		43,906,000	4.4

	Total Short-Term Investments
	(Cost $245,690,483)		245,689,640	24.8

	Total Investments in Securities (Cost $1,137,155,672)		$ 1,174,969,014	118.5
	Liabilities in Excess of Other Assets		(183,062,926)	(18.5)
	Net Assets		$ 991,906,088	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(4)	Variable rate security. Rate shown is the rate in effect as of December 31, 2021.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	Non-income producing security.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of December 31, 2021.

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2021
Asset Table
Investments, at fair value
Common Stock
Consumer Staples	$–	$–	$2,827,003	$2,827,003
Total Common Stock	–	–	2,827,003	2,827,003
Corporate Bonds/Notes	–	918,096,859	–	918,096,859
Convertible Bonds/Notes	–	593,158	–	593,158
Bank Loans	–	7,762,354	–	7,762,354
Short-Term Investments	43,906,000	201,783,640	–	245,689,640
Total Investments, at fair value	$43,906,000	$1,128,236,011	$2,827,003	$1,174,969,014

At December 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,137,711,204.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$41,618,554
Gross Unrealized Depreciation	(4,360,744)
Net Unrealized Appreciation	$37,257,810